ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Salaries and welfare payables	151,101	174,743
Deposits from retailers and outsourced agencies	78,379	101,466
Advance for online advertising and marketing services	141,141	80,591
Accrued marketing expenses	171,501	65,023
Advance for delivery services(1)	60,592	45,831
Professional fee payable	30,741	35,720
Tax payable	40,034	4,768
Payables to retailers on JD NOW(2)	199,344	—
Others	49,650	40,677
Total	922,483	548,819

Notes:

(1)	Advance for delivery services represents the prepayments for on-demand delivery services. The amount is refundable if no service is provided.
(2)

Payables to retailers on JD NOW represent cash collected on behalf of retailers for goods sold through JD NOW platform. Starting from September 2024, the Company no longer received cash on behalf of retailers. Instead, settlements between consumers and retailers have been processed directly through a designated clearing accounts supervised by a third-party bank.